UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04764

Dreyfus Municipal Bond Opportunity Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	04/30
Date of reporting period:	01/31/19

FORM N-Q

Item 1.                  Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Bond Opportunity Fund
January 31, 2019 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5%
Alabama - 3.5%
Birmingham-Jefferson Civic Center
Authority,
Special Tax Revenue Bonds, Ser.
2018-B	5.00	7/1/2043	2,500,000		2,739,500
Black Belt Energy Gas District,
Gas Prepay Revenue Bonds, 1 Month
LIBOR +.90%	2.59	12/1/2023	1,405,000	[a]	1,374,371
Jefferson County,
Revenue Bonds, Refunding	5.00	9/15/2032	1,000,000		1,146,160
Jefferson County,
Senior Lien Sewer Revenue Bonds
Warrants (Insured; Assured Guaranty
Municipal Corp.)	0/6.60	10/1/2042	7,835,000	[b]	6,966,960
					12,226,991
Arizona - 2.1%
La Paz County Industrial Development
Authority,
Education Facility LR (Charter
Schools Solutions-Harmony Public
Schools Project)	5.00	2/15/2046	2,000,000	[c]	2,084,140
Maricopa County Industrial
Development Authority,
Revenue Bonds (Banner Health
Obligated Group) Ser. A	5.00	1/1/2041	1,175,000		1,321,299
Maricopa County Industrial
Development Authority,
Revenue Bonds (Benjamin Franklin
Charter School Ltd.)	6.00	7/1/2038	2,750,000	[c]	2,920,308
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(BASIS Schools Projects)	5.00	7/1/2046	1,000,000	[c]	1,009,230
					7,334,977
California - 3.6%
California Health Facilities Financing
Authority,
Revenue Bonds (Sutter Health)	5.00	11/15/2046	2,500,000		2,780,350
North Natomas Community Facilities
District Number 4,
Special Tax Bonds	5.00	9/1/2030	1,500,000		1,661,820

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
California - 3.6% (continued)
San Francisco City and County Airport
Commission,
Second Series Revenue Bonds (San
Francisco International Airport)	5.00	5/1/2041	2,500,000		2,754,725
State of California,
GO (Various Purpose)	5.00	10/1/2030	4,500,000		5,477,130
					12,674,025
Colorado - 4.6%
Colorado Educational & Cultural
Facilities Authority,
Revenue Bonds (Johnson & Wales
University) Ser. A	5.00	4/1/2031	1,360,000		1,440,893
Colorado Health Facilities Authority,
HR (Children's Hospital Colorado
Project)	5.00	12/1/2041	2,500,000		2,762,450
Colorado Health Facilities Authority,
Revenue Bonds	5.00	12/1/2043	2,000,000		2,178,020
Colorado Health Facilities Authority,
Revenue Bonds (Catholic Health
Initiatives)	5.25	1/1/2045	1,500,000		1,590,000
Denver City and County ,
Airport Revenue Bonds, Refunding,
Ser. 2018 A	5.00	12/1/2048	3,000,000		3,342,210
Denver City and County ,
Airport System Subordinate Revenue
Bonds	5.50	11/15/2027	3,065,000		3,488,644
E-470 Public Highway Authority,
Senior Revenue Bonds	5.38	9/1/2026	1,000,000		1,045,690
					15,847,907
Connecticut - 2.7%
Connecticut,
GO	5.00	10/15/2025	3,000,000		3,333,150
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	10/1/2029	2,500,000		2,756,925
Connecticut State Development
Authority,
Water Facilities Revenue Bonds
(Aquarion Water Company of
Connecticut Project)	5.50	4/1/2021	3,000,000		3,189,810
					9,279,885
District of Columbia - .9%
District of Columbia Tobacco
Settlement Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	0.00	6/15/2046	2,735,000	[d]	423,214

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
District of Columbia - .9% (continued)
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2035	1,000,000		1,124,250
Metropolitan Washington Airports
Authority,
Airport Systems Revenue Bonds	5.00	10/1/2035	1,500,000		1,705,140
					3,252,604
Florida - 3.1%
Broward County,
Airport System Revenue Bonds	5.00	10/1/2037	1,560,000		1,748,261
Miami Beach,
Stormwater Revenue Bonds,
Refunding	5.00	9/1/2047	2,500,000		2,713,325
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/2033	1,000,000		1,124,130
Miami-Dade County,
Seaport Revenue Bonds	5.50	10/1/2042	2,500,000		2,787,000
Palm Bay,
Utility System Improvement Revenue
Bonds (Insured; National Public
Finance Guarantee Corp.)	0.00	10/1/2020	875,000	[d]	830,751
Pinellas County Health Facilities
Authority,
Health System Revenue Bonds
(BayCare Health System Issue)
(Insured; National Public Finance
Guarantee Corp.)	3.62	11/15/2023	650,000		650,000
Port of Palm Beach District,
Revenue Bonds (Insured; XLCA)	0.00	9/1/2023	1,000,000	[d]	849,390
					10,702,857
Georgia - 1.9%
Atlanta Development Authority,
Revenue Bonds (Georgia Proton
Treatment Center Project)	7.00	1/1/2040	1,500,000		1,431,930
Georgia Municipal Electric Authority,
Project One Subordinated Bonds	5.00	1/1/2028	2,500,000		2,835,425
Private Colleges & Universities
Authority,
Revenue Bonds (Emory University)	5.00	10/1/2043	2,200,000		2,429,196
					6,696,551
Illinois - 13.8%
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport)	5.75	1/1/2043	3,750,000		4,193,587

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 13.8% (continued)
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2034	2,100,000	2,280,768
Chicago,
Waterworks Revenue Bonds Second
Lien Water Revenue Bonds	5.00	11/1/2025	1,925,000	2,177,541
Chicago Board of Education,
GO (Insured; Assured Guaranty
Municipal Corporation)	5.00	12/1/2033	1,000,000	1,113,190
Chicago Board of Education,
GO, Refunding, Ser. C	5.00	12/1/2030	1,500,000	1,702,995
Chicago Board of Education,
Revenue Bonds	5.00	4/1/2046	1,000,000	1,062,590
Chicago O'Hare International Airport,
Revenue Bonds, Refunding, Ser. A	5.00	1/1/2048	1,500,000	1,639,635
Chicago Park District,
Limited Tax GO	5.00	1/1/2027	2,030,000	2,205,270
Cook County,
Sales Tax Revenue Bonds, Refunding	5.00	11/15/2035	2,500,000	2,835,850
Greater Chicago Metropolitan Water
Reclamation District,
GO Unlimited Tax Capital
Improvement Bonds	5.00	12/1/2044	2,000,000	2,222,400
Illinois,
Revenue Bonds, Ser. A	5.00	6/15/2030	2,000,000	2,217,460
Illinois,
Sales Tax Revenue Bonds	5.00	6/15/2024	2,500,000	2,680,775
Illinois Finance Authority,
Revenue Bonds (Advocate Health
Care Network)	5.00	6/1/2027	5,230,000	5,835,425
Illinois Finance Authority,
Revenue Bonds (OSF Healthcare
System)	5.00	11/15/2045	1,000,000	1,069,230
Illinois Finance Authority,
Revenue Bonds (Rehabilitation
Institute of Chicago)	6.00	7/1/2043	2,500,000	2,741,400
Illinois Finance Authority,
Revenue Bonds (Rush University
Medical Center Obligated Group)	5.00	11/15/2033	3,000,000	3,321,090
Illinois Municipal Electric Agency,
Power Supply System Revenue Bonds	5.00	2/1/2032	1,500,000	1,706,085
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/2028	2,000,000	2,073,100
Railsplitter Tobacco Settlement
Authority,
Revenue Bonds	5.00	6/1/2026	2,320,000	2,687,442

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Illinois - 13.8% (continued)
University of Illinois Board of Trustees,
Revenue Bonds (Auxiliary Facilities
System) Ser. A	5.00	4/1/2044	2,000,000		2,182,460
					47,948,293
Indiana - 1.7%
Indiana Finance Authority,
Hospital Revenue Bonds (Community
Health Network)	5.00	5/1/2042	4,000,000		4,293,120
Indiana Finance Authority,
Revenue Bonds (Marquette Project)	5.00	3/1/2039	1,400,000		1,437,226
					5,730,346
Iowa - 1.8%
Iowa Finance Authority,
Healthcare Revenue Bonds (Genesis
Health System)	5.00	7/1/2024	1,635,000		1,828,486
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.25	12/1/2025	1,000,000		1,061,060
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds (Iowa Fertilizer Company
Project)	5.88	12/1/2027	1,520,000	[c]	1,603,661
Iowa Finance Authority,
Midwestern Disaster Area Revenue
Bonds, Refunding (Iowa Fertilizer
Company Project)	5.25	12/1/2037	1,765,000		1,879,513
					6,372,720
Kansas - .5%
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project) Ser. 2018-B	4.00	11/15/2025	1,700,000		1,695,920
Kentucky - 5.2%
Kentucky Economic Development
Finance Authority,
Revenue Bonds, Refunding
(Louisville Arena Project) (Insured;
Assured Guaranty Municipal
Corporation)	5.00	12/1/2045	2,000,000		2,189,120
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/2024	3,250,000		3,428,003
Kentucky Public Energy Authority,
Revenue Bonds	4.00	1/1/2025	6,000,000		6,402,840

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Kentucky - 5.2% (continued)
Pendleton County,
Multi-County LR (Kentucky
Association of Counties Leasing Trust
Program)	6.40	3/1/2019	6,000,000	6,005,640
				18,025,603
Louisiana - 3.0%
Louisiana Public Facilities Authority,
Hospital Revenue Bonds (Franciscan
Missionaries of Our Lady Health
System Project)	5.00	7/1/2047	1,500,000	1,636,365
Louisiana Tobacco Settlement
Financing Corporation,
Tobacco Settlement Asset-Backed
Bonds	5.25	5/15/2035	1,500,000	1,593,615
New Orleans,
Water Revenue Bonds, Refunding	5.00	12/1/2034	2,000,000	2,184,300
New Orleans Aviation Board,
General Airport Revenue Bonds
(North Terminal Project)	5.00	1/1/2040	2,175,000	2,365,856
New Orleans Aviation Board,
Revenue Bonds	5.00	10/1/2048	1,250,000	1,397,513
New Orleans Aviation Board,
Revenue Bonds, Refunding	5.00	1/1/2036	1,135,000	1,283,776
				10,461,425
Maine - .6%
Maine Health and Higher Educational
Facilities Authority,
Revenue Bonds (Maine General
Medical Center Issue)	7.50	7/1/2032	2,000,000	2,192,360
Maryland - .6%
County of Baltimore MD,
BAN	4.00	3/18/2019	2,100,000	2,106,762
Massachusetts - 1.0%
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2027	1,750,000	2,025,258
Massachusetts Educational Financing
Authority,
Education Loan Revenue Bonds
(Issue K)	5.25	7/1/2029	1,325,000	1,414,212
				3,439,470
Michigan - 5.2%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/2046	3,000,000	3,287,790
Karegnondi Water Authority,
Revenue Bonds	5.00	11/1/2041	1,000,000	1,100,990

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Michigan - 5.2% (continued)
Lansing Board of Water and Light,
Utility System Revenue Bonds	5.50	7/1/2041	1,500,000		1,621,335
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2031	2,500,000		2,780,850
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Water Supply
System Revenue Bonds Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2037	2,000,000		2,199,320
Michigan Strategic Fund,
Revenue Bonds (Genesee Power
Station Project)	5.00	6/30/2033	3,900,000		4,407,039
Michigan Strategic Fund,
Revenue Bonds, SWDR (Genesee
Power Station Project)	7.50	1/1/2021	1,700,000		1,675,384
Wayne County Airport Authority,
Airport Revenue Bonds (Detroit
Metropolitan Wayne County Airport)	5.00	12/1/2045	1,000,000		1,110,830
					18,183,538
Missouri - .7%
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(CoxHealth)	5.00	11/15/2029	2,000,000		2,285,860
Nebraska - .6%
Nebraska Public Power Generation
Agency,
Revenue Bonds (Whelan Energy
Center Unit 2)	5.00	1/1/2037	2,000,000		2,213,480
Nevada - 1.3%
Clark County,
GO	5.00	11/1/2038	3,020,000		3,364,099
Reno,
Sales Tax Revenue Bonds First Lien
(Reno Transportation Rail Access
Project)	5.00	6/1/2048	1,070,000		1,204,306
					4,568,405
New Jersey - 5.1%
Essex County Improvement Authority,
SWDR (Covanta Project)	5.25	7/1/2045	2,500,000	[c]	2,509,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New Jersey - 5.1% (continued)
New Jersey Economic Development
Authority,
Revenue Bonds, Refunding	5.25	6/15/2027	1,000,000		1,122,040
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	3/1/2028	1,000,000		1,071,790
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2031	2,100,000		2,305,422
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.25	6/15/2029	1,000,000		1,112,890
New Jersey Educational Facilities
Authority,
Revenue Bonds (Stockton University
Issue)	5.00	7/1/2041	1,000,000		1,080,170
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Inspira Health
Obligated Group)	5.00	7/1/2037	1,600,000		1,795,760
New Jersey Tobacco Settlement
Financing Corporation,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	2,000,000		2,070,720
New Jersey Tobacco Settlement
Financing Corporation,
Revenue Bonds, Refunding, Ser. A	5.00	6/1/2036	2,000,000		2,195,100
New Jersey Tobacco Settlement
Financing Corporation,
Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	2,500,000		2,647,200
					17,911,067
New York - 5.0%
New York City Industrial Development
Agency,
Senior Airport Facilities Revenue
Bonds (Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/2020	1,000,000		1,040,870
New York Counties Tobacco Trust V,
Revenue Bonds	0.00	6/1/2050	4,400,000	[d]	554,972
New York Liberty Development
Corporation,
Revenue Bonds (3 World Trade
Center Project)	5.00	11/15/2044	2,500,000	[c]	2,592,450
New York Liberty Development
Corporation,
Revenue Bonds (Goldman Sachs
Headquarters Issue)	5.25	10/1/2035	1,000,000		1,223,720

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
New York - 5.0% (continued)
New York State Dormitory Authority,
State Personal Income Tax Revenue
Bonds (General Purpose)	5.00	2/15/2043	3,100,000		3,400,359
New York State Dormitory Authority,
Toll Highway Senior Revenue Bonds	5.00	3/15/2035	3,000,000		3,386,400
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport
Project)	5.00	8/1/2026	700,000		733,026
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(LaGuardia Airport Terminal B
Redevelopment Project)	5.00	7/1/2046	2,500,000		2,635,325
TSASC Inc.,
Tobacco Settlement Subordinate
Bonds	5.00	6/1/2048	2,000,000		1,896,420
					17,463,542
Ohio - 2.7%
Allen County,
Hospital Facilities Revenue Bonds
(Catholic Health Partners)	5.00	5/1/2042	4,500,000		4,774,410
Cuyahoga County,
Revenue Bonds (The Metrohealth
System)	5.25	2/15/2047	1,000,000		1,059,740
Ohio Adult Correctional Capital
Facilities,
Revenue Bonds, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/2037	1,430,000		1,646,602
Ohio Adult Correctional Capital
Facilities,
Revenue Bonds, Refunding (Lease
Appropriations-Adult Correctional
Building Fund Projects)	5.00	10/1/2036	1,750,000		2,023,735
					9,504,487
Pennsylvania - 8.7%
Berks County Industrial Development
Authority,
Health Systems Revenue Bonds,
Refunding (Tower Health Project)	5.00	11/1/2047	1,350,000		1,466,316
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Ser. 2018 C, MUNIPSA +.53%	1.96	9/1/2023	3,000,000	[a]	3,001,020

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Pennsylvania - 8.7% (continued)
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2036	3,500,000		3,780,840
Pennsylvania Commonwealth
Financing Authority,
Revenue Bonds	5.00	6/1/2030	2,000,000		2,319,660
Pennsylvania Turnpike Commission,
Motor License Fund-Enhanced
Turnpike Subordinate Special
Revenue Bonds	5.00	12/1/2042	3,995,000		4,247,324
Pennsylvania Turnpike Commission,
Oil Franchise Tax Revenue Bonds,
Ser. 2018-B	5.25	12/1/2048	4,000,000		4,546,520
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2042	2,000,000		2,133,760
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds, Ser. 2016
A-1	5.00	12/1/2036	3,250,000		3,622,417
Philadelphia School District,
GO	5.00	9/1/2038	1,000,000		1,107,390
Philadelphia School District,
GO	5.25	9/1/2023	4,000,000		4,180,160
					30,405,407
South Carolina - 1.5%
South Carolina Public Service Authority,
Revenue Bonds Obligations (Santee
Cooper)	5.13	12/1/2043	5,000,000		5,262,250
Tennessee - 1.3%
Johnson City Health and Educational
Facilities Board,
HR (Mountain States Health Alliance)	6.00	7/1/2020	2,435,000	[e]	2,578,300
Tennessee Energy Acquisition,
Gas Revenue Bonds	4.00	11/1/2025	1,750,000		1,850,555
					4,428,855
Texas - 10.5%
Austin,
Water & Waste Water Systems
Revenue Bonds	5.00	11/15/2043	3,305,000		3,627,039
Clifton Higher Education Finance
Corporation,
Education Revenue Bonds (IDEA
Public Schools) (Permanent School
Fund Guarantee Program)	5.00	8/15/2031	3,825,000		4,305,496

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Texas - 10.5% (continued)
Clifton Higher Education Finance
Corporation,
Revenue Bonds (International
Leadership) Ser. D	5.75	8/15/2033	4,500,000		4,568,310
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/2034	3,500,000		3,912,895
Love Field Airport Modernization
Corporation,
Special Facilities Revenue Bonds
(Southwest Airlines Company - Love
Field Modernization Program
Project)	5.00	11/1/2022	2,000,000		2,209,880
Lower Colorado River Authority,
Revenue Bonds	5.00	5/15/2039	3,000,000		3,266,910
Lubbock Electric Light & Power System,
Revenue Bonds	5.00	4/15/2048	2,475,000		2,779,153
Mission Economic Development
Corporation,
Revenue Bonds, Refunding
(Natgasoline Project)	4.63	10/1/2031	1,000,000	[c]	1,021,620
New Hope Cultural Education Facilities
Finance Corporation,
Student Housing Revenue Bonds
(National Campus and Community
Development Corporation - College
Station Properties LLC - Texas A&M
University Project)	5.00	7/1/2035	1,500,000		1,351,710
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2039	4,000,000		4,442,560
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2048	1,000,000		1,116,350
San Antonio,
Electric and Gas Systems Junior Lien
Revenue Bonds	5.00	2/1/2043	3,500,000		3,806,845
					36,408,768
U.S. Related - .4%
Puerto Rico Highway & Transportation
Authority,
Transportation Revenue Bonds
(Insured; AMBAC Indemnity Corp.)	5.25	7/1/2041	1,400,000		1,496,278
Utah - 1.0%
Salt Lake City,
Airport Revenue Bonds, Ser. A	5.00	7/1/2034	3,000,000		3,399,990
Virginia - 1.0%
Virginia Small Business Financing
Authority,
Revenue Bonds (AMT-Senior Lien-95
Express Lanes)	5.00	7/1/2034	1,700,000		1,785,731

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 98.5% (continued)
Virginia - 1.0% (continued)
Winchester Economic Development
Authority,
HR (Valley Health System Obligated
Group)	5.00	1/1/2035	1,560,000	1,745,063
				3,530,794
Washington - .8%
Washington State Convention Center
Public Facilities District,
Revenue Bonds	5.00	7/1/2058	2,450,000	2,692,869
West Virginia - 1.5%
West Virginia University Board of
Governors,
University Improvement Revenue
Bonds (West Virginia University
Projects)	5.00	10/1/2036	5,000,000	5,329,800
Wisconsin - .6%
Wisconsin Public Finance Authority,
HR (Renown Regional Medical Center
Project)	5.00	6/1/2040	2,000,000	2,144,160
Total Long-Term Municipal Investments
(cost $335,215,633)				343,218,246
	Annualized	Maturity	Principal
	Yield (%)	Date	Amount ($)	Value ($)
Short-Term Municipal Investments - .0%
U. S. Government Securities
U.S. Treasury Bills
(cost $49,559)	2.47	6/13/2019	50,000 [f,g]	49,564
Total Investments (cost $335,265,192)			98.5%	343,267,810
Cash and Receivables (Net)			1.5%	5,331,023
Net Assets			100.0%	348,598,833

LIBOR—London Interbank Offered Rate

MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

a Variable rate security—rate shown is the interest rate in effect at period end.
b Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2019, these securities were valued at $13,741,384 or 3.94% of net assets.
d Security issued with a zero coupon. Income is recognized through the accretion of discount.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
f Held by a counterparty for open exchange traded derivative contracts.
g Security is a discount security. Income is recognized through the accretion of discount.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Municipal Bond Opportunity Fund
January 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year
Notes	23	3/19	2,807,797	2,816,781	(8,984)
Gross Unrealized Depreciation					(8,984)

See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
Dreyfus Municipal Bond Opportunity Fund
January 31, 2019 (Unaudited)

The following is a summary of the inputs used as of January 31, 2019 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
Unadjusted Quoted		Significant	Unobservable
	Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†		343,218,246		343,218,246
U.S. Treasury		49,564		49,564
Liabilities ($)
Other Financial Instruments:
Futures††	(8,984)			(8,984)

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts

NOTES

are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

At January 31, 2019, accumulated net unrealized appreciation on investments was $8,002,618, consisting of $10,376,613 gross unrealized appreciation and $2,373,995 gross unrealized depreciation.

At January 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.                 Controls and Procedures.

(a)          The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)          There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                 Exhibits.

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Bond Opportunity Fund

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:         /s/ Bradley J. Skapyak

               Bradley J. Skapyak

               President

Date:      March 18, 2019

By:         /s/ James Windels

               James Windels

               Treasurer

Date:      March 18, 2019

EXHIBIT INDEX

(a)          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)